Revenue and Related Matters (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customers [Abstract]
Revenue and Related Matters
Note 5 - Revenue and Related Matters

Disaggregated Revenue

The Company disaggregates revenue as set forth in the following table (in thousands):

Revenue by Type

	Three Months Ended September 30,		Nine Months Ended September 30,
Revenues:	2021	2020	2021	2020
Subscription and transaction fees	$30,376	$26,130	$89,631	$73,065
Services and other	2,356	2,678	7,809	5,913
Subscription, transaction, and services	$32,732	$28,808	$97,440	$78,978

Contract Assets and Liabilities

Accounts Receivable
Accounts receivable includes amounts billed and currently due from customers. The Company’s payment terms and conditions vary by contract type and generally require payment of 25% to 100% of total contract consideration upon signing. Also included in accounts receivable are unbilled amounts resulting from revenue exceeding the amount billed to the customer, where the right to payment is unconditional. If the right to payment for services performed was conditional on something other than the passage of time, the unbilled amount would be recorded as a separate contract asset. There were no contract assets as of September 30, 2021 or December 31, 2020.

In addition, since payment is generally expected within one year from the transfer of products and services, the Company does not adjust its receivables or transaction prices for the effects of a significant financing component.

Deferred Revenue
Amounts billed to clients in excess of revenue recognized are contract liabilities (referred to as deferred revenue in the Condensed Consolidated Balance Sheets). Deferred revenue primarily relates to implementation fees for new customers or for new services. These fees are recognized ratably over the estimated term of the customer relationship, which is five years for the Company's SaaS products, and two to four years for services sold from acquired companies, billing data storage fees, and annual maintenance services agreements.

During the three months ended September 30, 2021 and 2020, the Company recognized $3.5 million and $2.6 million of revenue, respectively, related to its deferred revenue balance at the beginning of each such period. During the nine months ended September 30, 2021 and 2020, the Company recognized $15.0 million and $8.0 million of revenue, respectively, related to its deferred revenue balance at the beginning of each such period. To determine revenue recognized in each period, the Company first allocates revenue to the deferred revenue balance outstanding at the beginning of each period, until the revenue equals that balance.

The amount of revenue recognized in the nine months ended September 30, 2021 included $2.5 million in the first quarter of 2021 related to the acceleration of previously paid and deferred revenue from a customer that terminated its contract in the first quarter of 2021.

Remaining Performance Obligations

As of September 30, 2021, the Company had approximately $34.3 million of remaining performance obligations, primarily from multi-year contracts for the Company's services, which includes both the deferred revenue balance and amounts that will be invoiced and recognized as revenue in future periods. The Company expects to recognize revenue for approximately 91% of this amount during the next 36 months, and the remainder thereafter.

To determine the amount of remaining performance obligations, the Company applies the practical expedient which allows for the exclusion of (1) amounts from contracts with an original expected duration of one year or less, and (2) variable consideration allocated to unsatisfied performance obligations for which variable consideration is allocated entirely to a wholly unsatisfied performance obligation, or to a wholly unsatisfied promise to transfer a distinct good or service, that forms part of a single performance obligation.

Deferred Commissions

The Company capitalizes commissions paid to sales personnel that are incremental and recoverable costs of obtaining customer contracts. These costs are included in deferred implementation and commission costs, current in the Condensed Consolidated Balance Sheets. Commission costs are amortized to earnings ratably over four to five years based on the Company's experience with its customers (including initial contract term and renewal periods), the average customer life of acquired customers, future cash flows expected from customers, industry peers, and other available information.

Commissions associated with subscription-based arrangements are typically earned upon the execution of a sales contract by the customer and when the customer is billed for the underlying contractual period. Commissions associated with professional services are typically earned in the month that services are rendered. Substantially all sales commissions are generally paid at one of three points: (1) upon execution of a customer contract, (2) when a customer completes implementation and training processes or commences transactional-based volume, and/or (3) after a period of three to twelve months thereafter.

During the nine months ended September 30, 2021, the Company capitalized commission costs of $2.7 million and amortized $2.3 million to sales and marketing expense in the Condensed Consolidated Statements of Operations and Comprehensive Loss, in addition to commissions which were expensed as incurred related to the achievement of quotas or other sales performance targets. As of September 30, 2021 and December 31, 2020 the Company had approximately $2.7 million and $2.4 million, respectively, of current deferred commissions for amounts expected to be recognized in the next 12 months, and $5.4 million and $5.2 million, respectively, of non-current deferred commissions for amounts expected to be recognized thereafter.

The Company evaluates the recoverability of deferred commissions at each balance sheet date and there were no impairments recorded during the nine months ended September 30, 2021 or 2020.

4.	Revenue from Contracts with Customers

Contract Balances

The timing of revenue recognition, billings and collections may result in billed account receivables and customer advances and deposits (contract liabilities). The Company’s payment terms and conditions vary by contract type, although terms generally include a requirement of payment of 25% to 100% of total contract consideration upon signing and receipt of an invoice or within 30 days, depending upon the solution and negotiated terms. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component.

The amount of revenue recognized during the year ended December 31, 2020 that was included in the deferred revenue balance at the beginning of the period was $11.9 million. The amount of revenue recognized during the year ended December 31, 2019 that was included in the deferred revenue balance at the beginning of the period was $10.4 million.

Remaining Performance Obligations

On December 31, 2020, the Company had approximately $33.2 million of remaining performance obligations that are unsatisfied (or partially unsatisfied), primarily from multi-year contracts for the Company’s services, which includes both the deferred revenue balance and amounts that will be invoiced and recognized as revenue in future periods. The Company expects to recognize approximately 90% of its remaining performance obligations as revenue in within the next three years, and the remainder thereafter.

The Company applies the practical expedient and excludes a) information about remaining performance obligations that have an original expected duration of one year or less and b) transaction price allocated to unsatisfied performance obligations for which variable consideration is allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct good or service that forms part of a single performance obligation in accordance with the series guidance.